UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

STF Tactical Growth & Income ETF
TUGN (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the STF Tactical Growth & Income ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth & Income ETF	$37	0.65%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$74,789,490
Number of Holdings	103
Net Advisory Fee	$188,100
Portfolio Turnover	1%
30-Day SEC Yield	0.02%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	9.9%
Microsoft Corp.	8.5%
Apple, Inc.	8.1%
Alphabet, Inc.	6.1%
Broadcom, Inc.	5.7%
Amazon.com, Inc.	5.1%
Tesla, Inc.	3.6%
Meta Platforms, Inc.	3.6%
Netflix, Inc.	2.7%
Costco Wholesale Corp.	2.2%

Top Sectors	(%)
Manufacturing	48.9%
Information	26.8%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	9.4%
Administrative and Support and Waste Management and Remediation Services	2.0%
Utilities	1.4%
Accommodation and Food Services	0.9%
Wholesale Trade	0.5%
Transportation and Warehousing	0.5%
Cash & Other	0.2%
Security Type Breakdown (%)
MANAGED DISTRIBUTIONS
TUGN seeks to distribute 1% of its net asset value (NAV) on a monthly basis. As a result of these monthly distributions, a portion may be classified as return of capital at fiscal year end.
Changes to Fund’s Investment Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth &
STF Tactical Growth & Income ETF	PAGE 1	TSR-SAR-53656F169

Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both Funds. Subject to shareholder approval, the transaction is expected to close in the fourth quarter of 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://stfm.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your STF Management, LLC documents not be householded, please contact STF Management, LLC at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by STF Management, LLC or your financial intermediary.
STF Tactical Growth & Income ETF	PAGE 2	TSR-SAR-53656F169

STF Tactical Growth ETF
TUG (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the STF Tactical Growth ETF for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://stfm.com/. You can also request this information by contacting us at 972-365-5673.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
STF Tactical Growth ETF	$37	0.65%
*	Annualized
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$196,544,139
Number of Holdings	101
Net Advisory Fee	$622,245
Portfolio Turnover	0%
30-Day SEC Yield	0.04%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
NVIDIA Corp.	9.6%
Apple, Inc.	8.3%
Microsoft Corp.	8.3%
Alphabet, Inc.	5.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.9%
Tesla, Inc.	3.4%
Meta Platforms, Inc.	3.2%
Netflix, Inc.	2.8%
Costco Wholesale Corp.	2.3%

Top Sectors	(%)
Manufacturing	48.3%
Information	26.5%
Retail Trade	9.4%
Professional, Scientific, and Technical Services	9.4%
Administrative and Support and Waste Management and Remediation Services	2.0%
Utilities	1.4%
Accommodation and Food Services	0.7%
Transportation and Warehousing	0.6%
Wholesale Trade	0.6%
Cash & Other	1.1%
Security Type Breakdown (%)
Changes to Fund’s Investment Adviser:
On March 14, 2025, Hennessy Advisors, Inc. (Nasdaq: HNNA) announced that it signed a definitive agreement with STF Management, LP (“STFM”) to purchase the assets of the STF Tactical Growth ETF (TUG) and the STF Tactical Growth & Income ETF (TUGN) to bring them under the Hennessy umbrella. Portfolio manager Jonathan Molchan will join the Hennessey team. Upon completion of the transaction, the TUG and TUGN will each be reorganized as a series of Hennessy
STF Tactical Growth ETF	PAGE 1	TSR-SAR-53656F151

Funds Trust and Hennessy Advisors, Inc. will become the investment advisor to both Funds. Subject to shareholder approval, the transaction is expected to close in the fourth quarter of 2025.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://stfm.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your STF Management, LLC documents not be householded, please contact STF Management, LLC at 972-365-5673, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by STF Management, LLC or your financial intermediary.
STF Tactical Growth ETF	PAGE 2	TSR-SAR-53656F151

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

STF Tactical Growth & Income ETF
STF Tactical Growth ETF
Core Financial Statements
September 30, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

STF Tactical Growth & Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.1%
Accommodation and Food Services - 0.9%
Marriott International, Inc. - Class A	1,090	$283,880
Starbucks Corp.	4,567	386,368
		670,248
Administrative, Support, Waste Management, and Remediation Services - 2.0%
Baker Hughes Co.	3,643	177,487
Booking Holdings, Inc.	131	707,304
PayPal Holdings, Inc.(a)	4,026	269,984
PDD Holdings, Inc. - ADR(a)	2,563	338,752
		1,493,527
Information - 26.8%(b)
Adobe, Inc.(a)	1,778	627,190
Airbnb, Inc. - Class A(a)	1,613	195,850
Autodesk, Inc.(a)	835	265,254
Automatic Data Processing, Inc.	1,620	475,470
Cadence Design Systems, Inc.(a)	1,061	372,687
Charter Communications, Inc. - Class A(a)	575	158,185
Comcast Corp. - Class A	15,419	484,465
CoStar Group, Inc.(a)	1,477	124,615
Crowdstrike Holdings, Inc. - Class A(a)	1,000	490,380
Datadog, Inc. - Class A(a)	1,135	161,624
Electronic Arts, Inc.	952	192,018
Intuit, Inc.	1,127	769,640
Meta Platforms, Inc. - Class A	3,633	2,668,003
Microsoft Corp.	12,255	6,347,477
MicroStrategy, Inc. - Class A(a)	1,007	324,465
Netflix, Inc.(a)	1,691	2,027,374
Palantir Technologies, Inc. - Class A(a)	9,068	1,654,185
Shopify, Inc. - Class A(a)	4,904	728,783
Synopsys, Inc.(a)	698	344,386
T-Mobile US, Inc.	4,664	1,116,468
Thomson Reuters Corp.	1,578	245,111
Verisk Analytics, Inc.	502	126,258
Warner Bros Discovery, Inc.(a)	9,005	175,868
		20,075,756
Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR(a)	461	65,227
Manufacturing - 48.9%(b)
Advanced Micro Devices, Inc.(a)	6,556	1,060,695
Amgen, Inc.	2,154	607,859
Analog Devices, Inc.	1,980	486,486
Apple, Inc.	23,835	6,069,106
Applied Materials, Inc.	3,351	686,084
ASML Holding NV	333	322,374
AstraZeneca PLC - ADR	2,368	181,673
Axon Enterprise, Inc.(a)	315	226,057
Biogen, Inc.(a)	576	80,686
Broadcom, Inc.	12,930	4,265,736

	Shares	Value
Cintas Corp.	1,615	$331,495
Cisco Systems, Inc.	16,171	1,106,420
Coca-Cola Europacific Partners PLC	1,691	152,883
Dexcom, Inc.(a)	1,576	106,049
Fortinet, Inc.(a)	3,091	259,891
GE HealthCare Technologies, Inc.	1,667	125,192
Gilead Sciences, Inc.	5,080	563,880
GLOBALFOUNDRIES, Inc.(a)	2,157	77,307
Honeywell International, Inc.	2,619	551,299
Intel Corp.	17,619	591,117
Intuitive Surgical, Inc.(a)	1,415	632,830
Keurig Dr Pepper, Inc.	5,483	139,871
KLA Corp.	515	555,479
Kraft Heinz Co.	4,377	113,977
Lam Research Corp.	5,248	702,707
Linde PLC	1,915	909,625
Microchip Technology, Inc.	2,117	135,954
Micron Technology, Inc.	4,418	739,220
Mondelez International, Inc. - Class A	5,371	335,526
Monster Beverage Corp.(a)	3,874	260,759
NVIDIA Corp.	39,489	7,367,858
NXP Semiconductors NV	1,012	230,463
ON Semiconductor Corp.(a)	1,699	83,778
PACCAR, Inc.	2,084	204,899
Palo Alto Networks, Inc.(a)	2,630	535,521
PepsiCo, Inc.	5,480	769,611
QUALCOMM, Inc.	4,493	747,455
Regeneron Pharmaceuticals, Inc.	404	227,157
Roper Technologies, Inc.	403	200,972
Tesla, Inc.(a)	6,126	2,724,355
Texas Instruments, Inc.	3,643	669,328
Vertex Pharmaceuticals, Inc.(a)	1,018	398,690
		36,538,324
Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	1,063	152,115
Professional, Scientific, and Technical Services - 9.4%
Alphabet, Inc. - Class A	9,729	2,365,120
Alphabet, Inc. - Class C	8,955	2,180,990
AppLovin Corp. - Class A(a)	1,238	889,552
Atlassian Corp. - Class A(a)	583	93,105
CDW Corp.	478	76,136
Cognizant Technology Solutions Corp. - Class A	1,815	121,732
IDEXX Laboratories, Inc.(a)	275	175,695
Marvell Technology, Inc.	3,465	291,303
Paychex, Inc.	1,424	180,506
Take-Two Interactive Software, Inc.(a)	738	190,670
Trade Desk, Inc. - Class A(a)	1,628	79,788
Workday, Inc. - Class A(a)	831	200,047
Zscaler, Inc.(a)	541	162,116
		7,006,760

The accompanying notes are an integral part of these financial statements.

1

STF Tactical Growth & Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail Trade - 9.4%
Amazon.com, Inc.(a)	17,467	$3,835,229
Costco Wholesale Corp.	1,804	1,669,837
DoorDash, Inc. - Class A(a)	1,514	411,793
Lululemon Athletica, Inc.(a)	401	71,350
MercadoLibre, Inc.(a)	204	476,736
O’Reilly Automotive, Inc.(a)	3,450	371,944
Ross Stores, Inc.	1,215	185,154
		7,022,043
Transportation and Warehousing - 0.5%
CSX Corp.	7,787	276,516
Old Dominion Freight Line, Inc.	787	110,794
		387,310
Utilities - 1.4%
American Electric Power Co., Inc.	2,149	241,763
Constellation Energy Corp.	1,248	410,679
Exelon Corp.	4,074	183,371
Xcel Energy, Inc.	2,311	186,382
		1,022,195
Wholesale Trade - 0.5%
Copart, Inc.(a)	3,862	173,674
Fastenal Co.	4,584	224,799
		398,473
TOTAL COMMON STOCKS (Cost $59,528,515)		74,831,978

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.4%(a)
Call Options - 0.4%
NASDAQ 100 Index, Expiration: 10/17/2025; Exercise Price: $25,250.00(c)(d)	$74,039,970	30	296,850
TOTAL PURCHASED OPTIONS (Cost $430,789)			296,850
TOTAL INVESTMENTS - 100.5% (Cost $59,959,304)			$75,128,828
Liabilities in Excess of Other Assets - (0.5)%			(339,338)
TOTAL NET ASSETS - 100.0%			$74,789,490

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

STF Tactical Growth & Income ETF
Schedule of Written Options
September 30, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (1.6)%
NASDAQ 100 Index, Expiration: 10/17/2025; Exercise Price: $24,600.00(a)(b)	$(74,039,970)	(30)	$(1,162,350)
TOTAL WRITTEN OPTIONS (Premiums received $1,234,047)			$(1,162,350)

Percentages are stated as a percent of net assets.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$74,831,978	$—	$—	$74,831,978
Purchased Options	—	296,850	—	296,850
Total Investments	$74,831,978	$296,850	$—	$75,128,828
Liabilities:
Investments:
Written Options	$—	$(1,162,350)	$—	$(1,162,350)
Total Investments	$—	$(1,162,350)	$—	$(1,162,350)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

STF Tactical Growth ETF
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Accommodation and Food Services - 0.7%
Marriott International, Inc. - Class A	3,131	$815,438
Starbucks Corp.	7,001	592,284
		1,407,722
Administrative, Support, Waste Management, and Remediation Services - 2.0%
Baker Hughes Co.	10,900	531,048
Booking Holdings, Inc.	397	2,143,510
PayPal Holdings, Inc.(a)	11,350	761,131
PDD Holdings, Inc. - ADR(a)	4,134	546,391
		3,982,080
Information – 26.5%(b)
Adobe, Inc.(a)	2,608	919,972
Airbnb, Inc. - Class A(a)	4,897	594,594
Autodesk, Inc.(a)	2,386	757,961
Automatic Data Processing, Inc.	4,503	1,321,630
Cadence Design Systems, Inc.(a)	2,995	1,052,024
Charter Communications, Inc. - Class A(a)	1,580	434,666
Comcast Corp. - Class A	43,047	1,352,537
CoStar Group, Inc.(a)	4,601	388,186
Crowdstrike Holdings, Inc. - Class A(a)	2,504	1,227,912
Datadog, Inc. - Class A(a)	3,271	465,790
Electronic Arts, Inc.	2,874	579,686
Intuit, Inc.	3,108	2,122,484
Meta Platforms, Inc. - Class A	8,635	6,341,371
Microsoft Corp.	31,593	16,363,594
MicroStrategy, Inc. - Class A(a)	2,125	684,696
Netflix, Inc.(a)	4,603	5,518,629
Palantir Technologies, Inc. - Class A(a)	23,478	4,282,857
Shopify, Inc. - Class A(a)	12,271	1,823,593
Synopsys, Inc.(a)	1,998	985,793
T-Mobile US, Inc.	13,031	3,119,361
Thomson Reuters Corp.	4,526	703,024
Verisk Analytics, Inc.	1,558	391,853
Warner Bros Discovery, Inc.(a)	26,782	523,052
		51,955,265
Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR(a)	1,346	190,446
Manufacturing - 48.3%(b)
Advanced Micro Devices, Inc.(a)	17,801	2,880,024
Amgen, Inc.	5,875	1,657,925
Analog Devices, Inc.	5,459	1,341,276
Apple, Inc.	64,320	16,377,802
Applied Materials, Inc.	9,200	1,883,608
ASML Holding NV	1,048	1,014,558
AstraZeneca PLC - ADR	6,375	489,090
Axon Enterprise, Inc.(a)	857	615,017

	Shares	Value
Biogen, Inc.(a)	949	$132,936
Broadcom, Inc.	29,600	9,765,336
Cintas Corp.	4,438	910,944
Cisco Systems, Inc.	44,659	3,055,569
Coca-Cola Europacific Partners PLC	5,011	453,044
Dexcom, Inc.(a)	2,465	165,870
Fortinet, Inc.(a)	8,533	717,455
GE HealthCare Technologies, Inc.	5,001	375,575
Gilead Sciences, Inc.	13,798	1,531,578
GLOBALFOUNDRIES, Inc.(a)	3,108	111,391
Honeywell International, Inc.	7,194	1,514,337
Intel Corp.	28,003	939,501
Intuitive Surgical, Inc.(a)	3,868	1,729,886
Keurig Dr Pepper, Inc.	14,736	375,915
KLA Corp.	1,502	1,620,057
Kraft Heinz Co.	13,529	352,295
Lam Research Corp.	14,381	1,925,616
Linde PLC	5,325	2,529,375
Microchip Technology, Inc.	3,200	205,504
Micron Technology, Inc.	12,190	2,039,631
Mondelez International, Inc. - Class A	14,743	920,995
Monster Beverage Corp.(a)	10,728	722,102
NVIDIA Corp.	100,809	18,808,943
NXP Semiconductors NV	2,808	639,466
ON Semiconductor Corp.(a)	2,394	118,048
PACCAR, Inc.	5,843	574,484
Palo Alto Networks, Inc.(a)	7,120	1,449,774
PepsiCo, Inc.	15,327	2,152,524
QUALCOMM, Inc.	12,261	2,039,740
Regeneron Pharmaceuticals, Inc.	679	381,781
Roper Technologies, Inc.	1,201	598,927
Tesla, Inc.(a)	15,241	6,777,977
Texas Instruments, Inc.	10,331	1,898,115
Vertex Pharmaceuticals, Inc.(a)	2,968	1,162,387
		94,956,378
Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	3,290	470,799
Professional, Scientific, and Technical Services - 9.4%
Alphabet, Inc. - Class A	24,548	5,967,619
Alphabet, Inc. - Class C	23,410	5,701,506
AppLovin Corp. - Class A(a)	3,047	2,189,391
Atlassian Corp. - Class A(a)	1,719	274,524
CDW Corp.	1,520	242,106
Cognizant Technology Solutions Corp. - Class A	5,494	368,483
IDEXX Laboratories, Inc.(a)	927	592,251
Marvell Technology, Inc.	9,502	798,833
Paychex, Inc.	4,000	507,040
Take-Two Interactive Software, Inc.(a)	1,917	495,276
Trade Desk, Inc. - Class A(a)	4,801	235,297

The accompanying notes are an integral part of these financial statements.

4

STF Tactical Growth ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional, Scientific, and Technical Services - (Continued)
Workday, Inc. - Class A(a)	2,363	$568,845
Zscaler, Inc.(a)	1,656	496,237
		18,437,408
Retail Trade - 9.4%
Amazon.com, Inc.(a)	44,178	9,700,164
Costco Wholesale Corp.	4,828	4,468,942
DoorDash, Inc. - Class A(a)	4,176	1,135,830
Lululemon Athletica, Inc.(a)	1,339	238,248
MercadoLibre, Inc.(a)	586	1,369,447
O’Reilly Automotive, Inc.(a)	9,735	1,049,530
Ross Stores, Inc.	3,733	568,872
		18,531,033
Transportation and Warehousing - 0.6%
CSX Corp.	21,503	763,571
Old Dominion Freight Line, Inc.	2,402	338,154
		1,101,725
Utilities - 1.4%
American Electric Power Co., Inc.	5,845	657,563
Constellation Energy Corp.	3,445	1,133,646
Exelon Corp.	11,085	498,936
Xcel Energy, Inc.	6,196	499,707
		2,789,852
Wholesale Trade - 0.6%
Copart, Inc.(a)	10,600	476,682
Fastenal Co.	12,660	620,846
		1,097,528
TOTAL COMMON STOCKS (Cost $132,283,827)		194,920,236
TOTAL INVESTMENTS - 99.2% (Cost $132,283,827)		$194,920,236
Other Assets in Excess of Liabilities - 0.8%		1,623,903
TOTAL NET ASSETS - 100.0%		$196,544,139

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

5

STF Tactical Growth ETF
Schedule of Investments
September 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$194,920,236	$—	$—	$194,920,236
Total Investments	$194,920,236	$—	$—	$194,920,236

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

6

STF ETFs
Statements of Assets and Liabilities
September 30, 2025 (Unaudited)

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
ASSETS:
Investments, at value	$75,128,828	$194,920,236
Cash	849,866	1,702,236
Dividends receivable	9,974	29,370
Total assets	75,988,668	196,651,842
LIABILITIES:
Written option contracts, at value	1,162,350	—
Payable to adviser	36,828	107,703
Total liabilities	1,199,178	107,703
NET ASSETS	$74,789,490	$196,544,139
NET ASSETS CONSISTS OF:
Paid-in capital	$61,983,793	$130,282,453
Total distributable earnings	12,805,697	66,261,686
Total net assets	$74,789,490	$196,544,139
Net assets	$74,789,490	$196,544,139
Shares issued and outstanding(a)	2,875,000	5,000,000
Net asset value per share	$26.01	$39.31
COST:
Investments, at cost	$59,959,304	$132,283,827
PROCEEDS:
Written options premium received	$1,234,047	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

STF ETFs
Statements of Operations
For the Period Ended September 30, 2025 (Unaudited)

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
INVESTMENT INCOME:
Dividend income	$207,276	$698,534
Less: Issuance fees	(31)	(97)
Less: Dividend withholding taxes	(559)	(2,023)
Total investment income	206,686	696,414
EXPENSES:
Investment advisory fee	188,100	622,245
Income tax expense	185	185
Total expenses	188,285	622,430
NET INVESTMENT INCOME	18,401	73,984
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	2,331,026	10,334,773
Written option contracts expired or closed	141,242	—
Net realized gain	2,472,268	10,334,773
Net change in unrealized appreciation (depreciation) on:
Investments	11,504,348	35,155,234
Written option contracts	71,697	—
Net change in unrealized appreciation (depreciation)	11,576,045	35,155,234
Net realized and unrealized gain	14,048,313	45,490,007
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,066,714	$45,563,991

The accompanying notes are an integral part of these financial statements.

8

STF ETFs
Statements of Changes in Net Assets

	STF Tactical Growth & Income ETF		STF Tactical Growth ETF
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS:
Net investment income	$18,401	$74,657	$73,984	$358,361
Net realized gain	2,472,268	6,939,974	10,334,773	24,000,101
Net change in unrealized appreciation (depreciation)	11,576,045	(5,821,199)	35,155,234	(19,694,629)
Net increase in net assets from operations	14,066,714	1,193,432	45,563,991	4,663,833
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,537,486)(1)	(74,657)	(87,763)	(9,459,961)
From return of capital	—	(4,860,518)	—	—
Total distributions to shareholders	(3,537,486)	(4,935,175)	(87,763)	(9,459,961)
CAPITAL TRANSACTIONS:
Creations	28,763,500	14,768,745	735,195	11,979,050
Redemptions	(5,545,390)	(15,244,762)	(22,283,780)	(20,216,745)
Net increase (decrease) in net assets from capital transactions	23,218,110	(476,017)	(21,548,585)	(8,237,695)
NET INCREASE (DECREASE) IN NET ASSETS	33,747,338	(4,217,760)	23,927,643	(13,033,823)
NET ASSETS:
Beginning of the period	41,042,152	45,259,912	172,616,496	185,650,319
End of the period	$74,789,490	$41,042,152	$196,544,139	$172,616,496
SHARES TRANSACTIONS
Creations	1,200,000	625,000	25,000	350,000
Redemptions	(225,000)	(650,000)	(600,000)	(600,000)
Total increase (decrease) in shares outstanding	975,000	(25,000)	(575,000)	(250,000)

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments
The accompanying notes are an integral part of these financial statements.

9

STF Tactical Growth & Income ETF
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$21.60	$23.51	$20.72	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.04	0.17	0.34
Net realized and unrealized gain (loss) on investments(c)	5.83	0.90	5.31	(2.59)
Total from investment operations	5.84	0.94	5.48	(2.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.43)	(0.04)	(0.26)	(0.46)
Return of capital	—	(2.81)	(2.43)	(1.57)
Total distributions	(1.43)	(2.85)	(2.69)	(2.03)
ETF transaction fees per share	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$26.01	$21.60	$25.51	$20.72
TOTAL RETURN(e)	27.81%	3.68%	28.15%	−8.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,789	$41,042	$45,260	$20,199
Ratio of expenses to average net assets:	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	0.06%	0.18%	0.74%	1.86%
Portfolio turnover rate(e)(h)	1%	57%	135%	429%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

STF Tactical Growth ETF
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2023(a)
		2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$30.96	$31.87	$24.74	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.06	0.21	0.34
Net realized and unrealized gain (loss) on investments(c)	8.36	0.70	7.13	(0.26)
Total from investment operations	8.37	0.76	7.34	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.07)	(0.21)	(0.34)
Net realized gains	—	(1.60)	—	—
Total distributions	(0.02)	(1.67)	(0.21)	(0.34)
ETF transaction fees per share	—	—	0.00(d)	0.00(d)
Net asset value, end of period	$39.31	$30.96	$31.87	$24.74
TOTAL RETURN(e)	27.01%	1.79%	29.83%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$196,544	$172,616	$185,650	$128,627
Ratio of expenses to average net assets:	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%
Ratio of net investment income to average net assets(f)	0.08%	0.19%	0.77%	1.66%
Portfolio turnover rate(e)(h)	—%	52%	140%	423%

(a)	The Fund commenced operations on May 18, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
1. ORGANIZATION
The STF Tactical Growth & Income ETF (“TUGN”) and STF Tactical Growth ETF (“TUG”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
TUGN is an actively-managed exchange-traded fund (“ETF”) that seeks long-term growth of capital and current income and TUG is an actively-managed ETF that seeks to achieve long-term growth of capital.
The Funds seek to achieve their investment objective by allocating investments among a combination of (i) U.S. equity securities or ETFs that, in the aggregate, seek to replicate the Nasdaq-100® Index (the “Index Allocation”), (ii) directly in, or in ETFs that hold, long-duration U.S. Treasury securities (the “Fixed Income Allocation”), and (iii) short-term U.S. Treasury bills, money market funds, and cash and/or cash equivalents (the “Cash Equivalents”). The Funds also may utilize a proprietary, tactical unconstrained growth model (the “TUG Model”). The TUG Model combines both quantitative and qualitative analysis factors but is primarily quantitative in nature. The quantitative factors underlying the TUG model include, but are not limited to, asset class (i.e., equity and fixed income) and market volatility, as well as rates of change in both asset class price action (i.e., the price movement of securities in a particular asset class over time) and market volatility. The TUG Model is based on signals that are derived from a proprietary algorithm that tracks market price action across equities, fixed income, and commodities, to include rates of change in correlation and volatility. In response to shifts in price action, market volatility, and correlation of the two primary asset classes based on the TUG Model, STF Management LP, (the “Adviser”) will adjust the Fund’s portfolio allocations between the Index Allocation and the Fixed Income Allocation and thereby seek to proactively adapt to current market conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option

12

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
will reflect, among other things, the market price of the security, the relationship of the exercise price to the market period and supply and demand factors. The premium is the value of an option at the date of purchase.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated the Adviser as the valuation designee of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of September 30, 2025 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the

13

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over the life of the respective securities using the effective interest method.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly for TUG and monthly for TUGN, and distribute their net capital gains, if any, to shareholders at least annually. TUGN seeks to distribute 1% of its NAV on a monthly basis. As a result of these monthly distributions, a portion may be classified as return of capital at fiscal year end. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2025, the Funds’ period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2025, the Funds’ period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds have recognized no interest or penalties related to uncertain tax benefits in the current fiscal year. At September 30, 2025, the Funds’ period end, the tax periods from previous three fiscal years remained open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

14

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Derivatives – TUGN may seek to enhance the Fund’s return by utilizing an options spread strategy which typically consists of two components: (i) selling call options on the Nasdaq-100® Index on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy call options on the same reference asset(s).
TUGN may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, the Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Fund purchasing put and call options pays a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Funds. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Fund maintains minimal counterparty risk through contracts bought or sold on an exchange. As of September 30, 2025, the Fund’s derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the period ended September 30, 2025, were as follows:

STF Tactical Growth & Income ETF
Purchased Options	$49,475
Written Options	(193,725)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended September 30, 2025:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options*	Written Options	Purchased Options*	Written Options
STF Tactical Growth & Income ETF	Equity Risk Contracts	$(57,908)	$141,242	$(133,939)	$71,697

*	Included as a component of Investments on the Statements of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of each Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds except the fee paid to the

15

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $500.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants

16

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid for the period ended September 30, 2025, was as follows:

	Ordinary Income(1)(2)	Long Term Capital Gain	Return of Capital
STF Tactical Growth & Income ETF	$87,763	$ —	$ —
STF Tactical Growth ETF	3,537,487	—	—

The tax character of distributions paid for the fiscal year ended March 31, 2025, was as follows:

	Ordinary Income(1)	Long Term Capital Gain	Return of Capital
STF Tactical Growth & Income ETF	$74,657	$ —	$4,860,518
STF Tactical Growth ETF	7,191,952	2,268,009	—

(1)	Ordinary Income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.
At March 31, 2025, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	STF Tactical Growth & Income ETF	STF Tactical Growth ETF
Federal Tax Cost of Investments	$37,866,840	$145,979,254
Gross Tax Unrealized Appreciation	$5,898,251	$34,990,179
Gross Tax Unrealized Depreciation	(3,570,155)	(12,873,060)
Net Tax Unrealized Appreciation (Depreciation)	2,328,096	22,117,119
Undistributed Ordinary Income .	—	647,279
Other Accumulated Gain (Loss)	(51,627)	(1,978,940)
Total Distributable Earnings/(Accumulated Losses)	$2,276,469	$20,785,458

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2025, STF Tactical Growth ETF deferred, on a tax basis, post-October losses of $1,978,940.

17

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At March 31, 2025, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover
STF Tactical Growth & Income ETF	$2,590,443	$ —	$(51,627)
STF Tactical Growth ETF	2,262,665	—	—

6. INVESTMENT TRANSACTIONS
During the period ended September 30, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
STF Tactical Growth & Income ETF	$2,436,586	$(10,800)
STF Tactical Growth ETF	10,511,582	(177,386)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended September 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
STF Tactical Growth ETF & Income ETF	$1,251,156	$806,408	$25,594,847	$5,373,715
STF Tactical Growth ETF	2,506,159	91,289	698,826	21,571,117

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. OPERATING SEGMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
The Board has approved an Agreement and Plan of Reorganization for the Funds to reorganize into newly created series of Hennessy Funds Trust. Subject to shareholder approval, the transaction is expected to close in the fourth quarter of 2025.

18

STF ETFs
NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)(Continued)
On October 21, 2025, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on October 22, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Amount
STF Tactical Growth & Income ETF	$0.26	$742,410

On November 25, 2025, the STF Tactical Growth & Income ETF declared a distribution to shareholders of record on November 26, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Amount
STF Tactical Growth & Income ETF	$X	$X

Management has evaluated the Funds’ related events and transactions that occurred subsequent to September 30, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statement.

19

STF ETFs
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements included in the March 31, 2025, Annual Financial Statements and Additional Information.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended March 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

STF Tactical Growth & Income ETF	100.00%
STF Tactical Growth ETF	18.66%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2025, was as follows:

STF Tactical Growth & Income ETF	100.00%
STF Tactical Growth ETF	17.67%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended March 31, 2025, was as follows:

STF Tactical Growth & Income ETF	0.00%
STF Tactical Growth ETF	94.89%

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	11/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	11/25/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	11/25/2025

* Print the name and title of each signing officer under his or her signature.